Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

12. Leases

The Group has operating leases for quality control centre, DMW and office buildings that the Group utilizes under lease arrangements.

A summary of information related to operating leases is as follows:

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Operating lease right-of-use assets, net	648,283	—	—

Operating lease liabilities-non-current	289,837	—	—
Operating lease liabilities-current	291,670	—	—
Total operating lease liabilities	581,507	—	—

Weighted average remaining lease term	3.1 years	—	—
Weighted average discount rate	5.59%	—	—

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	As of December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
Operating lease cost	355,661	372,136	187,465	27,180
Short-term lease cost	43,218	76,548	27,361	3,967
Total	398,879	448,684	214,826	31,147

The Group terminated all the leases, its non-cancellable operating leases as of December 31, 2022 is nil.

12. Leases (Continued)

Supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
Cash payments for operating leases	341,318	402,497	141,354	20,494
Right-of-use assets obtained in exchange for operating lease liabilities	170,273	532,780	—	—